Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
September 30, 2023
XCB-NPRT3-1123
1.9884862.105
Municipal Bonds - 49.3%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 11/30/23 (b)	200,000	199,998
Series 2021 C1, 4% 12/1/23	100,000	99,893
Series 2022 C1:
5.25% 12/1/24	60,000	60,429
5.25% 12/1/25	95,000	96,203
Series 2022 E:
5% 6/1/24	85,000	85,272
5% 6/1/25	90,000	90,581
5% 6/1/26	125,000	126,169
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	100,000	98,194
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	470,000	466,900
TOTAL ALABAMA		1,323,639
Alaska - 0.9%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,410,000	1,423,232
Arizona - 1.2%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	265,102
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	1,280,000	1,281,146
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/24	225,000	226,694
Series 2023, 5% 7/1/26 (c)	185,000	188,398
TOTAL ARIZONA		1,961,340
California - 3.1%
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	600,000	599,491
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 4.1%, tender 10/2/23 (b)(c)	1,200,000	1,199,973
Series 2021 B, 4.2%, tender 1/16/24 (b)(c)	800,000	796,027
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.25%, tender 2/15/24 (b)(c)(d)	1,100,000	1,093,287
(Republic Svcs., Inc. Proj.) Series 2017 A1, 4.1%, tender 10/16/23 (b)(c)(d)	600,000	599,865
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	150,000	150,623
Los Angeles Dept. Arpt. Rev.:
Series 2022 C:
5% 5/15/24 (c)	85,000	85,405
5% 5/15/26 (c)	200,000	203,943
Series 2022 G, 5% 5/15/25 (c)	65,000	65,811
Series 2023 A:
5% 5/15/24 (c)	45,000	45,214
5% 5/15/25 (c)	30,000	30,374
5% 5/15/26 (c)	55,000	56,084
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	100,825
TOTAL CALIFORNIA		5,026,922
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	201,285
Denver City & County Arpt. Rev. Series 2022 A, 5% 11/15/25 (c)	165,000	166,976
TOTAL COLORADO		368,261
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 A, 5% 3/15/24	200,000	200,936
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A4, 1.1%, tender 2/11/25 (b)	510,000	487,627
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (c)	100,000	100,057
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	105,000	107,113
TOTAL CONNECTICUT		895,733
District Of Columbia - 0.5%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (c)	100,000	100,000
5% 10/1/24 (c)	110,000	110,648
Series 2017 A, 5% 10/1/24 (c)	100,000	100,589
Series 2020 A, 5% 10/1/24 (c)	400,000	402,357
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	100,844
TOTAL DISTRICT OF COLUMBIA		814,438
Florida - 1.7%
Broward County Arpt. Sys. Rev.:
Series 2012 P2, 5% 10/1/23	135,000	135,000
Series 2017, 5% 10/1/23 (c)	125,000	125,000
Series 2019 B, 5% 10/1/23 (c)	100,000	100,000
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	125,000	123,676
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	345,000	347,657
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	75,000	75,645
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (c)	200,000	201,256
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	15,000	15,000
5% 10/1/24	35,000	35,400
5% 10/1/25	25,000	25,613
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	55,207
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023:
5%, tender 9/1/25 (b)	250,000	251,259
5%, tender 9/1/25 (b)	135,000	136,195
5%, tender 10/1/25 (b)	420,000	424,092
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	230,000	230,000
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 4.355%, tender 10/5/23 (b)(c)(e)	270,000	266,167
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	190,000	195,013
TOTAL FLORIDA		2,742,180
Georgia - 4.4%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/24 (c)	100,000	100,136
Series 2019 B, 5% 7/1/24 (c)	100,000	100,504
Series 2020 B, 5% 7/1/25 (c)	75,000	75,992
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	200,000	194,988
Series 2012, 2.875%, tender 8/19/25 (b)	210,000	201,830
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A, 5% 1/1/24	145,000	145,187
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	1,610,000	1,609,473
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 4.55%, tender 10/5/23 (b)(e)	930,000	929,692
Series 2019 B, 4%, tender 12/2/24 (b)	265,000	263,299
Series 2022 A, 4% 12/1/25	70,000	68,573
Series 2022 B, 5% 6/1/26	1,900,000	1,899,402
Series 2023 A, 5% 6/1/24	650,000	649,482
Series 2023 B, 5% 3/1/25	390,000	391,529
Series 2023 D, 5% 12/1/26	75,000	75,097
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	170,000	166,377
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	151,612
TOTAL GEORGIA		7,023,173
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/23	85,000	85,000
5% 10/1/24	70,000	70,203
5% 10/1/25	85,000	85,588
TOTAL GUAM		240,791
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	370,000	375,774
Illinois - 5.9%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	375,783
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	130,000	130,135
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	450,000	450,414
Series 2022 A, 5% 1/1/25 (c)	270,000	271,861
Cook County Gen. Oblig.:
Series 2021 B, 4% 11/15/23	75,000	74,975
Series 2022 A:
5% 11/15/24	350,000	353,814
5% 11/15/25	255,000	259,343
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 4.4%, tender 11/1/23 (b)(c)	500,000	499,840
Illinois Fin. Auth. Series 2022 A, 5% 10/1/23	200,000	200,000
Illinois Fin. Auth. Rev.:
Series 2015 A:
5% 11/15/23	150,000	150,122
5% 11/15/24	100,000	100,720
Series 2016 C, 5% 2/15/24	105,000	105,313
Illinois Gen. Oblig.:
Series 2017 D:
5% 11/1/23	900,000	900,387
5% 11/1/24	1,700,000	1,713,953
5% 11/1/26	85,000	87,181
Series 2018 A, 5% 10/1/23	135,000	135,000
Series 2022 B:
5% 3/1/24	230,000	230,658
5% 3/1/25	865,000	874,516
5% 3/1/26	340,000	346,833
Series 2023 C, 5% 5/1/25	1,090,000	1,103,142
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	195,000	192,090
Illinois Sales Tax Rev. Series 2021 A, 4% 6/15/24	135,000	135,012
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24 (Escrowed to Maturity)	405,000	407,507
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/24 (f)	305,000	305,514
Series 2023 D, 5% 1/1/24 (f)	155,000	155,261
TOTAL ILLINOIS		9,559,374
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds (Fulcrum Centerpoint, LLC Proj.) Series 2022, 4.5%, tender 11/15/23 (c)	1,500,000	1,497,599
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.6%, tender 10/2/23 (b)(c)	175,000	174,951
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 4.3%, tender 12/1/23 (b)(c)	300,000	299,799
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	199,883
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 4% 1/1/24 (c)	500,000	498,513
TOTAL INDIANA		2,670,745
Kentucky - 0.6%
Kentucky State Property & Buildings Commission Rev. Series 2016, 5% 11/1/23	675,000	675,466
Kentucky, Inc. Pub. Energy Bonds:
Series 2018 A, 4%, tender 4/1/24 (b)	205,000	204,194
Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	147,774
TOTAL KENTUCKY		1,027,434
Maine - 0.4%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	715,000	709,799
Maryland - 0.5%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	495,000	487,193
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	25,000	25,343
Series 2022 B, 5% 12/1/23	30,000	30,044
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	185,000	186,677
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/24	120,000	120,766
TOTAL MARYLAND		850,023
Massachusetts - 1.7%
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	510,000	513,085
Series 2015 A, 5% 1/1/24 (c)	580,000	580,661
Series 2016, 5% 7/1/24 (c)	15,000	15,058
Series 2017 A, 5% 7/1/25 (c)	80,000	80,656
Series 2018 B, 5% 7/1/25 (c)	110,000	110,903
Series 2022 B:
5% 7/1/24 (c)	30,000	30,116
5% 7/1/25 (c)	65,000	65,533
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	1,195,000	1,196,015
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	113,768
TOTAL MASSACHUSETTS		2,705,795
Michigan - 0.5%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	127,188
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	105,000	105,069
Series 2022:
5% 4/15/25	160,000	162,218
5% 4/15/26	265,000	271,233
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	70,000	67,903
TOTAL MICHIGAN		733,611
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/24	360,000	362,998
Nebraska - 0.6%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	435,000	415,132
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	554,880
TOTAL NEBRASKA		970,012
Nevada - 0.5%
Clark County School District Series 2021 C, 5% 6/15/25	320,000	325,218
Nevada Dept. of Bus. & Industry Bonds Series 2023 A, 3.7%, tender 1/31/24 (b)(c)(d)	400,000	397,620
TOTAL NEVADA		722,838
New Jersey - 2.8%
New Jersey Econ. Dev. Auth.:
Series 2023 RRR:
5% 3/1/25	465,000	470,432
5% 3/1/26	360,000	367,511
Series 2024 SSS, 5% 6/15/26 (f)	240,000	242,527
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	186,612
Series 2019:
5.25% 9/1/24 (d)	520,000	524,920
5.25% 9/1/26 (d)	180,000	185,656
New Jersey Edl. Facility Series 2016 A, 5% 7/1/24	300,000	301,886
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/24	140,000	141,040
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A:
5% 12/1/23 (c)	100,000	100,097
5% 12/1/24 (c)	170,000	171,103
Series 2017 1A, 5% 12/1/24 (c)	350,000	352,271
Series 2021 A, 5% 12/1/23 (c)	200,000	200,195
Series 2022 B, 5% 12/1/25 (c)	250,000	252,099
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	90,000	89,733
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/24	255,000	256,549
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	102,652
Series 2006 C, 0% 12/15/24	260,000	247,140
Series 2008 A, 0% 12/15/25	155,000	140,938
Series 2014 AA, 5% 6/15/25	100,000	100,599
TOTAL NEW JERSEY		4,433,960
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	305,000	305,175
New York - 1.3%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A:
5% 12/1/24	175,000	175,683
5% 12/1/25	175,000	176,147
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	35,625
New York Metropolitan Trans. Auth. Rev. Series 2017 B, 5% 11/15/23	390,000	390,251
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (c)	45,000	45,415
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	330,000	334,956
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	205,000	208,020
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/24	630,000	638,174
TOTAL NEW YORK		2,004,271
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (c)	135,000	135,175
Series 186, 5% 10/15/23 (c)	100,000	100,028
Series 193, 5% 10/15/25 (c)	265,000	268,374
Series 2014 186, 5% 10/15/26 (c)	340,000	341,327
Series 2017 202, 5% 10/15/23 (c)	225,000	225,062
Series 2018, 5% 9/15/25 (c)	145,000	146,887
Series 2023 242:
5% 12/1/24 (c)	85,000	85,609
5% 12/1/25 (c)	275,000	278,778
5% 12/1/26 (c)	565,000	576,322
TOTAL NEW YORK AND NEW JERSEY		2,157,562
North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev. Series 2023 B, 5% 7/1/27 (c)	550,000	564,468
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	335,000	329,236
Series 2021 B, 5%, tender 12/2/24 (b)	115,000	115,983
TOTAL NORTH CAROLINA		1,009,687
Ohio - 0.5%
American Muni. Pwr., Inc. Rev. Series 2021 A, 5% 2/15/24	200,000	200,488
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2022, 5% 1/1/25	200,000	199,939
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	70,000	64,221
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	217,783
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	105,000	106,379
TOTAL OHIO		788,810
Oklahoma - 0.4%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	700,000	676,845
Oregon - 0.3%
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (c)	195,000	196,861
Series 26 C, 5% 7/1/24 (c)	300,000	301,032
TOTAL OREGON		497,893
Pennsylvania - 5.3%
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	410,000	416,564
Monroeville Fin. Auth. UPMC Rev. Series 2023 C:
5% 5/15/24	260,000	261,348
5% 5/15/25	195,000	197,951
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2:
5% 5/15/24	430,000	432,230
5% 5/15/26	500,000	511,850
Series 2023 B:
5% 5/15/24	260,000	261,348
5% 5/15/25	275,000	279,161
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2014, 4.1%, tender 10/3/23 (b)(c)	3,500,000	3,500,000
(Waste Mgmt., Inc. Proj.) Series 2013, 4.125%, tender 11/1/23 (b)(c)	500,000	499,744
(Waste Mgmt., Inc. Proj.):
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 4.38%, tender 10/5/23 (b)(c)(e)	100,000	99,788
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	2,000,000	1,999,358
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B:
5% 4/1/24 (c)	10,000	10,013
5% 4/1/25 (c)	15,000	15,086
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/24	100,000	100,784
TOTAL PENNSYLVANIA		8,585,225
Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	115,085
Series 2023:
5% 11/1/25	500,000	510,824
5% 11/1/26	350,000	361,737
TOTAL RHODE ISLAND		987,646
South Carolina - 1.1%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	1,045,000	1,041,910
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	355,748
Series 2022 A, 5% 12/1/24	315,000	317,719
TOTAL SOUTH CAROLINA		1,715,377
Tennessee - 0.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	80,000	74,516
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	716,840
TOTAL TENNESSEE		791,356
Texas - 4.7%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	125,000	125,764
Series 2022, 5% 11/15/25 (c)	105,000	105,940
Dallas Fort Worth Int'l. Arpt. Rev. Series 2013 E, 5% 11/1/23 (c)	100,000	100,018
Dallas Gen. Oblig. Series 2023 A, 5% 2/15/25	610,000	620,370
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 3/1/26 (b)	190,000	191,907
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	205,000	206,515
Series 2020 A, 0.9%, tender 5/15/25 (b)	155,000	145,289
Houston Arpt. Sys. Rev. Series 2021 A, 5% 7/1/25 (c)	500,000	504,019
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	110,000	111,304
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	585,000	577,939
Series 2023 C, 4%, tender 6/1/25 (b)	435,000	433,200
Magnolia Independent School District Series 2023, 5% 8/15/24	475,000	479,656
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 4.125%, tender 11/1/23 (b)(c)	500,000	499,764
(Waste Mgmt., Inc. Proj.):
Series 2020 A, 4.25%, tender 12/1/23 (b)(c)	500,000	499,504
Series 2020 B, 4.25%, tender 12/1/23 (b)(c)	400,000	399,603
North Texas Tollway Auth. Rev.:
Series 2017 B, 5% 1/1/24	5,000	5,003
Series 2021 B, 5% 1/1/26	65,000	66,357
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/29 (b)	630,000	607,869
Port of Houston Auth. Series 2021, 5% 10/1/23	105,000	105,000
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	110,000	109,151
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.85%, tender 12/1/25 (b)(e)	455,000	454,101
Series 2022, 5% 2/1/26	50,000	51,169
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	1,000,000	872,525
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	225,000	229,156
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	30,000	29,390
TOTAL TEXAS		7,530,513
Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2018 A, 5% 7/1/24 (c)	105,000	105,354
Series 2023 A:
5% 7/1/25 (c)	40,000	40,375
5% 7/1/27 (c)	60,000	61,245
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	160,000	163,705
TOTAL UTAH		370,679
Virginia - 0.5%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	800,000	797,450
Washington - 0.8%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	135,000	123,647
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/24	100,000	100,360
Series 2015 C, 5% 4/1/24 (c)	100,000	100,327
Series 2016, 5% 2/1/25	120,000	121,619
Series 2021 C, 5% 8/1/24 (c)	205,000	206,208
Series 2022 B:
5% 8/1/24 (c)	160,000	160,943
5% 8/1/25 (c)	150,000	152,147
5% 8/1/26 (c)	95,000	96,565
Washington Gen. Oblig. Series 2015 E, 5% 7/1/25	270,000	273,618
TOTAL WASHINGTON		1,335,434
Wisconsin - 1.8%
Milwaukee County Arpt. Rev.:
Series 2023 A, 5% 12/1/24 (c)(f)	125,000	125,739
Series 2023 B, 5% 12/1/25 (c)(f)	800,000	807,364
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	280,000	282,927
Wisconsin Health & Edl. Facilities Series 2016 A, 4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	885,000	885,206
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2018 B2, 5%, tender 6/24/26 (b)	330,000	336,771
Series 2022, 5% 10/1/25	360,000	366,955
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	15,000	14,580
TOTAL WISCONSIN		2,819,542
TOTAL MUNICIPAL BONDS (Cost $80,563,150)		79,315,537

Municipal Notes - 50.4%
	Principal Amount (a)	Value ($)
Alabama - 2.5%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.33% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,000,000	1,000,000
Series XM 11 10, 4.23% 10/6/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	300,000	300,000
Series ZL 03 96, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Series ZL 03 97, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Health Care Auth. for Baptist Health Series 2013 B, 5.36% 10/6/23, VRDN (b)	300,000	300,000
Southeast Energy Auth. Rev. Bonds Participating VRDN:
Series XG 04 10, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,600,000	1,600,000
Series XM 10 62, 4.33% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
TOTAL ALABAMA		4,100,000
Arizona - 0.4%
Mizuho Cap. Markets LLC Participating VRDN:
Series XF 30 93, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	400,000	400,000
Series XF 30 94, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL ARIZONA		600,000
California - 10.6%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.33% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,005,000	2,005,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	800,000	800,000
Series MIZ 91 22, 5% 10/2/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	3,700,000	3,700,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 5% 10/2/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	3,805,000	3,805,000
Series 2022 MIZ 90 90, 5% 10/2/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	1,000,000	1,000,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 4.48% 10/6/23, LOC Mizuho Cap. Markets LLC (b)(g)(h)	200,000	200,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XM 10 54, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,300,000	2,300,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2022 XF 30 51, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	900,000	900,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,200,000	2,200,000
Tender Option Bond Trust Receipts Participating VRDN Series 2023, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL CALIFORNIA		17,110,000
Colorado - 1.2%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	100,000	100,000
Series XM 10 61, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XM 07 15, 4.23% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,100,000	1,100,000
Series XF 15 75, 4.23% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	200,000	200,000
Series XM 10 20, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	300,000	300,000
TOTAL COLORADO		2,000,000
Florida - 2.8%
Cap. Trust Agcy. Edl. Facilities Rev. Participating VRDN Series XF 30 98, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Florida Ins. Assistance Interlo Series 2023 A2, 4.4% 10/6/23 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	1,500,000	1,500,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 4.28% 10/6/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	500,000	500,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.51% 10/6/23, VRDN (b)	1,440,000	1,440,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.46% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 4.22% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	200,000	200,000
Mizuho Cap. Markets LLC Participating VRDN Series XF 30 96, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
TOTAL FLORIDA		4,540,000
Georgia - 0.1%
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XG 03 86, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	200,000	200,000
Series XM 10 55, 4.28% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,500,000	2,500,000
TOTAL HAWAII		2,700,000
Illinois - 5.1%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series 2022 XL 03 14, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,700,000	1,700,000
Series XM 10 38, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,100,000	1,100,000
Series XM 10 41, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,400,000	1,400,000
Series XM 10 78, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,600,000	2,600,000
Series XX 12 43, 4.23% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	900,000	900,000
Illinois Fin. Auth. Edl. Facilities Rev. Participating VRDN Series XF 30 97, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	500,000	500,000
TOTAL ILLINOIS		8,200,000
Kentucky - 0.5%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 4.95% 10/2/23, VRDN (b)(c)	800,000	800,000
Louisiana - 5.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 4.2% 10/6/23, VRDN (b)	8,195,000	8,195,002
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
TOTAL MARYLAND		600,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN Series XL 03 3, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	500,000	500,000
New Jersey - 1.2%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XL 04 50, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	200,000	200,000
Series XM 09 29, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	500,000	500,000
Series XM 10 47, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,200,000	1,200,000
TOTAL NEW JERSEY		1,900,000
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	195,000	195,000
New York - 6.7%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	400,000	402,161
New York City Gen. Oblig. Series 2012 2, 4.17% 10/10/23, VRDN (b)	4,805,000	4,805,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400,000	400,000
Series XF 13 55, 4.3% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,300,000	2,300,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 31, 4.23% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 4.43% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,600,000	2,600,000
TOTAL NEW YORK		10,807,161
Ohio - 2.0%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.3% 10/6/23 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	875,000	875,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 4.28% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,000,000	1,000,000
Ohio Hosp. Rev.:
Series 2013 B, 4.46% 10/6/23, VRDN (b)	500,000	500,000
Series 2015 B, 4.46% 10/5/26, VRDN (b)	900,000	900,000
TOTAL OHIO		3,275,000
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.54% 10/5/26, VRDN (b)	675,000	675,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	126,939	126,939
TOTAL OKLAHOMA		801,939
Pennsylvania - 1.4%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.51% 10/5/26, VRDN (b)	800,000	800,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 4.51% 10/5/26, VRDN (b)	1,450,000	1,450,000
TOTAL PENNSYLVANIA		2,250,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floater BC22-019, 3.8% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	300,000	300,000
Texas - 6.1%
Austin Arpt. Sys. Rev. Participating VRDN Series XG 04 27, 4.23% 10/6/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	500,000	500,000
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Mizuho Floater / Residual Trust V Participating VRDN:
Floater MIZ 91 50, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,000,000	1,000,000
Series MIZ 91 24, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 4.48% 10/6/23, VRDN (b)(c)	5,400,000	5,400,000
Series 2010 D:
4.4% 10/6/23, VRDN (b)	1,100,000	1,100,000
4.43% 10/6/23, VRDN (b)	100,000	100,000
TOTAL TEXAS		9,800,000
Virginia - 0.6%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.28% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	585,000	585,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 4.19% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	300,000	300,000
TOTAL VIRGINIA		885,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 4.33% 11/10/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	100,000	100,000
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.5% 10/5/26, VRDN (b)	375,000	375,000
Wisconsin - 0.6%
Kestrel Heights Facilities, Ll Participating VRDN Series XF 30 95, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
Pub. Fin. Auth. Ed. Rev. Mountain Island Charter School Participating VRDN Series XF 30 99, 4.35% 10/6/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
Waushara County Wis BAN Series 2023 A, 4.75% 12/1/23	400,000	400,092
TOTAL WISCONSIN		1,000,092
TOTAL MUNICIPAL NOTES (Cost $81,234,925)		81,234,194

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (j)(k) (Cost $312,000)	311,938	312,000

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $162,110,075)	160,861,731
NET OTHER ASSETS (LIABILITIES) - 0.1%	117,767
NET ASSETS - 100.0%	160,979,498

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,801,348 or 1.7% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,826,939 or 3.6% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	6/22/23	800,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	200,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.46% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	200,000

Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 50, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/01/23	1,000,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	1,300,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.48% 11/3/23 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	126,939

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	8,524,997	14,587,003	22,800,000	80,166	-	-	312,000	0.0%
Total	8,524,997	14,587,003	22,800,000	80,166	-	-	312,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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